Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Trade and other payables [abstract]
Construction payables	¥ 1,424		¥ 16,576
Payroll, welfare and bonus payables	14,959		11,384
Accrued professional service fee	5,696		2,318
Other payables	2,306		2,562
Other payables and accruals	¥ 24,385	$ 3,501	¥ 32,840